FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:- FAIR VALUE MEASUREMENTS

The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

In accordance with ASC 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices for identical assets in active markets or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following tables represent the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$51,855	$—	$—	$51,855
Marketable securities	72,194	415,219	—	487,413
Foreign currency derivative assets	—	—	—	—
Financial liabilities:
Foreign currency derivative liabilities	—	(32,195)	—	(32,195)

	$124,049	$383,024	$—	$507,073
NOTE 3:- FAIR VALUE MEASUREMENTS (Cont.)

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$189,437	$—	$—	$189,437
Marketable securities	312,934	530,922	—	843,856
Foreign currency derivative assets	—	3,546	—	3,546
Financial liabilities:
Foreign currency derivative liabilities	—	(2,677)	—	(2,677)

	$502,371	$531,791	$—	$1,034,162

As of December 31, 2022, the total estimated fair value of the Convertible Notes was $836,224 (the fair value of 2023 Convertible Notes and 2025 Convertible Notes was $351,787 and $484,438, respectively). As of December 31, 2021, the total estimated fair value of the Convertible Notes was $974,074 (the fair value of 2023 Convertible Notes and 2025 Convertible Notes was $456,068 and $518,006, respectively). The fair value of the Convertible Notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted prices of the Convertible Notes in an over-the-counter market.